Proceedings Under Chapter 11 - Leveraged ESOP Transactions (Details) - USD ($)						12 Months Ended
	Dec. 31, 2012	Dec. 20, 2007	Jun. 04, 2007	Apr. 25, 2007	Apr. 01, 2007	Dec. 31, 2008	Dec. 31, 2015	Nov. 20, 2013	Dec. 30, 2012
Reorganization [Line Items]
Shareholder Receipt on Tribune Company common stock in connection with Leveraged ESOP Transactions								$ 50,000
Shares paid to settle claims	$ 4,536,000,000
Long term debt							$ 3,486,140,000
Predecessor
Reorganization [Line Items]
Stock issued druring period (ESOP), shares					8,928,571
Price per share (usd per share)					$ 28
Common stock outstanding (shares)		56,521,739
Employee Stock Ownership Plan (ESOP), shares committed for release or allocation to employees									8,294,000
Number of shares authorized to be repurchased (shares)				126,000,000
Stock repurchased and retired during the period, value		$ 4,032,000,000	$ 4,289,000,000
Tender price per share (usd per share)				$ 34
Conversion of Stock, Right to Receive Cash		$ 34
Stock repurchased and retired during the period, shares		119,000,000	126,000,000
Common stock par value, per share	$ 0.01	$ 0.01							$ 0.01
Interest	$ 0
Payments for merger related costs		$ 5,000,000		$ 3,000,000
Proceeds from issuance of warrants and debt		$ 315,000,000
Predecessor | Warrant Issued to Zell Entity
Reorganization [Line Items]
Predecessor Warrants term (years)		15 years
Warrants that entitle the purchase of common stock, shares		43,478,261
Securities called by warrants or rights as percent of economic equity interest		40.00%
Aggregate exercise price of warrants		$ 500,000,000
Aggregate exercise price of warrants, amount increased per year		$ 10,000,000
Duration of increasing warrant price (years)		10 years
Maximum aggregate exercise price of warrants		$ 600,000,000
Predecessor | Warrant Issued to Zell Entity | Zell Entity | Noncontrolling Interest
Reorganization [Line Items]
Warrants that entitle the purchase of common stock, shares		12,611,610
Predecessor | Employee Stock Ownership Plan (ESOP) Promissory Note | Notes Payable, Other Payables
Reorganization [Line Items]
ESOP debt structure, direct loan					$ 250,000,000
Debt term					30 years
Predecessor | Subordinate Promissory Note | Subordinated Debt
Reorganization [Line Items]
Face amount of debt	$ (225,000,000)	$ (255,000,000)							$ (225,000,000)
Debt instrument interest rate, percent		4.64%
Interest		$ 6,000,000
Paid-in-Kind Interest						$ 10,000,000
Predecessor | Subordinate Promissory Note | Subordinated Debt | Zell Entity | Noncontrolling Interest
Reorganization [Line Items]
Long term debt		65,000,000
Senior Loan Claims
Reorganization [Line Items]
Shares paid to settle claims		$ 8,928,571